RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
Schedule of related party agreements and transactions
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Revenues
Power purchase and revenue agreements	$35	$99	$108	$225
Direct operating costs
Energy purchases(1)	$(9)	$(2)	$(13)	$(5)
Energy marketing & other services	(5)	2	(6)	(4)
Insurance services(2)	—	(5)	—	(10)
	$(14)	$(5)	$(19)	$(19)
Interest expense
Borrowings	$(12)	$—	$(12)	$(1)
Management service costs	$(47)	$(36)	$(102)	$(65)
(1)Certain subsidiaries that the company controls, through a voting agreement, have entered into agreements to appoint the partnership as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in power purchase prices. For the three and six months ended June 30, 2021, the company recognized nil and $62 million gains, respectively (2020:nil) associated with agency arrangement which have been excluded from energy purchases.
(2)Insurance services are paid to a subsidiary of Brookfield Asset Management that brokers external insurance providers on behalf of our company. Beginning 2020, insurance services are paid for directly to external insurance providers. The fees paid to the subsidiary of Brookfield Asset Management for the three and six months ended June 30, 2020 were nil.